Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ 2,960	$ 1,024	$ 5,408	$ 2,869	$ (736)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization of property and equipment	2,992	2,134	9,547	7,581	7,397
Amortization of capitalized in-vehicle devices owned by customers	213	139	668	344	36
Amortization of intangible assets	467	583	2,332	3,349	317
Amortization of deferred commissions, other deferred costs and debt discount	1,442	1,127	4,986	3,855	2,806
Provision for (benefit from) deferred tax assets	21	(142)	6,528	1,788	(741)
Provision for accounts receivable allowances	382	418	1,509	990	814
Unrealized foreign currency transaction (gain) loss	346	(216)	38	(178)	908
Loss on disposal of property and equipment and other assets	826	379	2,182	954	413
Share-based compensation	604	547	2,422	2,292	149
Loss on extinguishment of debt, non-cash portion			405
Changes in operating assets and liabilities, net of effects of acquisition:
Accounts receivable	(1,773)	(2,383)	(4,979)	(3,460)	(1,248)
Prepaid expenses and other current and long-term assets	(1,232)	(2,238)	(11,630)	(7,211)	(3,507)
Accounts payable, accrued expenses and other current liabilities	1,429	2,980	1,229	2,194	7,684
Accrued income taxes	345	550	(3,266)	(1,015)	1,826
Deferred revenue	3,055	(409)	(489)	(12,547)	(7,455)
Net cash provided by (used in) operating activities	12,077	4,493	16,890	1,805	8,663
Cash flows from investing activities:
Purchases of property and equipment	(8,530)	(5,364)	(25,221)	(15,083)	(9,377)
Capitalization of internal-use software costs	(400)	(235)	(883)	(686)	(380)
Acquisition of SageQuest, Inc., net of cash acquired					(36,424)
Net (increase) decrease in restricted cash		(45)	528	(387)	(104)
Net cash used in investing activities	(8,930)	(5,644)	(25,576)	(16,156)	(46,285)
Cash flows from financing activities:
Proceeds from issuance of redeemable convertible preferred shares, net of issuance costs					32,140
Proceeds from issuance of Senior Secured Notes, net of discount					16,810
Proceeds from issuance of Term Loan, net of discount and issuance costs			23,549
Payments of Term Loan	(313)
Proceeds from borrowings under Revolving Credit Facility			8,286
Payments of borrowings under Revolving Credit Facility			(8,286)
Proceeds from initial public offering, net of offering costs			94,667
Proceeds from exercise of stock options	207		305		20
Excess tax benefits from share-based awards		21	(266)		266
Collection of note receivable from officer				152
Payments of Senior Secured Notes		(146)	(17,500)
Payments of previously accrued initial public offering costs	(948)
Payments of capital lease obligations	(90)	(118)	(369)	(139)
Net cash provided by (used in) financing activities	(1,144)	(243)	100,386	13	49,236
Effect of exchange rate changes on cash	(72)	12	(228)	(101)	(166)
Net increase (decrease) in cash	1,931	(1,382)	91,472	(14,439)	11,448
Cash, beginning of period	100,087	8,615	8,615	23,054	11,606
Cash, end of period	102,018	7,233	100,087	8,615	23,054
Supplemental disclosure of cash flow information:
Cash paid for interest	329	573	1,913	2,251	754
Cash paid for income taxes	(339)	416	1,841	243	267
Supplemental disclosure of non-cash financing and investing activities:
Accretion of redeemable convertible preferred shares to redemption value		111	335	446	418
Acquisition of property and equipment through capital leases		31	31	1,152
Additions to property and equipment included in accounts payable at the balance sheet dates	1,470	1,737	2,173	1,276	750
Initial public offering costs included in accounts payable or accrued expenses at the balance sheet dates	406		1,354
Issuance of Series C redeemable convertible preferred shares upon conversion of ordinary shares					53,515
Modification of redeemable convertible preferred shares					$ 6,542